Insurance contracts, reinsurance contracts held and investment contracts with discretionary participating features	12 Months Ended
Dec. 31, 2024
Insurance reinsurance including contracts held and investment contracts with discretionary participating features [Abstract]
Insurance contracts, reinsurance contracts held and investment contracts with discretionary participating features
29 Insurance contracts, reinsurance contracts held, and investment contracts with discretionary participating features
29.1 Contracts by measurement model
The following tables show the assets and liabilities for groups of insurance contracts issued and reinsurance contracts held by measurement model.

Insurance contracts	Contracts not measured under the PAA	Contracts measured under the PAA	Total

Portfolios in an asset position	125	-	125

Portfolios in a liability position	188,318	41	188,359

Net balance, on December 31, 2024	188,193	41	188,233

Portfolios in an asset position	185	-	185

Portfolios in a liability position	177,407	39	177,446

Net balance, on December 31, 2023	177,222	39	177,262

Reinsurance contracts held	Contracts not measured under the PAA	Contracts measured under the PAA	Total

Portfolios in an asset position	16,015	7	16,021

Portfolios in a liability position	303	-	303

On December 31, 2024	15,712	7	15,719

Portfolios in an asset position	16,601	7	16,608

Portfolios in a liability position	608	-	608

On December 31, 2023	15,993	7	16,000
All groups of investment contracts with discretionary participating features were not measured under the PAA and were in a liability position at the reporting date and comparative years.
29.2 Movements in carrying amounts on insurance contracts, reinsurance contracts held and investment contracts with discretionary participation features
The following tables show the movement in the net carrying amounts of insurance contracts issued, reinsurance contracts held and investment contracts with discretionary participating features issued. Two types of tables are presented:
•	Tables that analyze movements by type of liabilities, and reconcile them to the income statement and the statement of comprehensive income
•	Tables that analyze movements by measurement component

29.2.1 Movement schedules by type of liability

	Remaining coverage

Insurance contracts not measured under PAA - by type	Excluding loss component	Loss component	Incurred claims	Total

Opening assets	1,589	(1,042)	(362)	185

Opening liabilities	159,113	945	17,349	177,407

Net opening balance, on January 1, 2024	157,524	1,987	17,711	177,222

I nsurance revenue	(9,656)	-	-	(9,656)

Incurred claims and other insurance service expenses	-	(317)	8,275	7,958

Amortization of insurance acquisition cash flows	553	-	-	553

Losses (and reversal of losses) on onerous contracts	-	1,118	-	1,118

Insurance service expenses	553	801	8,275	9,629

Investment components	(5,506)	-	5,506	-

Insurance service result	(14,609)	801	13,781	(27)

Insurance finance (income) / expenses (P&L and OCI)	11,924	62	-	11,986

Cash flows	(6,128)	(299)	(5,465)	(11,892)

Contracts disposed during the period	8	(94)	-	(85)

Transfers to disposal groups	(34)	14	17	(3)

Other movements	1	-	(5)	(4)

Transfer (to)/from other headings	(1)	-	-	-

Net exchange differences	9,286	153	1,557	10,996

Net closing balance, on December 31, 2024	157,971	2,625	27,596	188,193

Closing assets	1,886	(1,373)	(387)	125

Closing liabilities	159,857	1,252	27,209	188,318

	Remaining coverage

Insurance contracts not measured under PAA - by type	Excluding loss component	Loss component	Incurred claims	Total

Opening assets	40	(1)	(2)	36
Opening liabilities	163,758	1,455	10,468	175,681

Net opening balance, on January 1, 2023	163,719	1,456	10,470	175,645

I nsurance revenue	(10,195)	-	-	(10,195)

Incurred claims and other insurance service expenses	-	(186)	8,593	8,407

Amortization of insurance acquisition cash flows	558	-	-	558

Losses (and reversal of losses) on onerous contracts	-	1,084	-	1,084
Adjustments to liabilities for incurred claims	-	-	9	9

I nsurance service expenses	558	899	8,601	10,058
Investment components	(4,834)	-	4,834	-

Insurance service result	(14,471)	898	13,436	(137)

Insurance finance (income) / expenses (P&L and OCI)	17,262	81	-	17,343

Cash flows	(4,892)	(150)	(5,582)	(10,624)

Contracts disposed during the period	(347)	-	-	(347)

Transfers to disposal groups	(1)	(211)	(133)	(345)

Other movements	20	-	-	20

Transfer (to)/from other headings	(514)	(33)	36	(512)

Net exchange differences	(3,252)	(54)	(515)	(3,821)

Net closing balance, on December 31, 2023	157,524	1,987	17,711	177,222

Closing assets	1,589	(1,042)	(362)	185

Closing liabilities	159,113	945	17,349	177,407

	Asset for remaining coverage

Reinsurance contracts held - by type, no PAA	Excluding loss recovery component	Loss recovery component	Asset for incurred claims	Total

Opening assets	16,457	349	(205)	16,601

Opening liabilities	1,738	(947)	(183)	608

Net opening balance, on January 1, 2024	14,719	1,296	(22)	15,993

Changes in the statements of P&L and OCI

Net expenses from reinsurance contracts	(619)	876	69	325

Other reinsurance finance income / (expenses)	41	19	-	61

Effect of changes in risk of non-performance of reinsurers	(5)	-	-	(5)

Total changes in the statements of P&L and OCI	(583)	895	69	380

Cash flows	(1,460)	(140)	(268)	(1,869)

Other movements	371	(409)	234	196

Net exchange differences	908	103	-	1,011

Net closing balance, on 31 December 31, 2024	13,954	1,745	13	15,712

Closing assets	15,965	475	(426)	16,015

Closing liabilities	2,011	(1,270)	(439)	303

	Asset for remaining coverage

Reinsurance contracts held - by type, no PAA	Excluding loss recovery component	Loss recovery component	Asset for incurred claims	Total

Opening assets	14,801	1,607	526	16,934

Opening liabilities	217	57	(5)	270

Net opening balance, on January 1, 2023	14,584	1,549	530	16,664

Changes in the statements of P&L and OCI

Net expenses from reinsurance contracts	453	(235)	(38)	181

Other reinsurance finance income / (expenses)	1,026	34	-	1,060

Effect of changes in risk of non-performance of reinsurers	(12)	-	-	(12)

Total changes in the statements of P&L and OCI	1,467	(200)	(37)	1,229

Cash flows	(397)	(158)	(425)	(979)

Other movements	(424)	139	(86)	(371)

Net exchange differences	(511)	(34)	(4)	(550)

Net closing balance, on 31 December 31, 2023	14,719	1,296	(22)	15,993

Closing assets	16,457	349	(205)	16,601

Closing liabilities	1,738	(947)	(183)	608

	Remaining coverage

Investment contracts with DPF - by type	Excluding loss component	Loss component	Incurred claims	Total

Opening assets	-	-	-	-

Opening liabilities	21,594	-	-	21,594

Net balance, on January 1, 2024	21,594	-	-	21,594

Insurance revenue	(80)	-	-	(80)

Incurred claims and other insurance service expenses	-	-	43	43

Insurance service expenses	-	-	43	43

Investment components	(2,934)	-	2,934	-

Insurance service result	(3,014)	-	2,977	(37)

Insurance finance (income) / expenses (P&L and OCI)	2,270	-	-	2,270

Cash flows	452	-	(2,977)	(2,525)

Net exchange differences	1,030	-	-	1,030

Net closing balance, on December 31, 2024	22,332	-	-	22,332

Closing assets	-	-	-	-

Closing liabilities	22,332	-	-	22,332

	Remaining coverage

Investment contracts with DPF - by type	Excluding loss component	Loss component	Incurred claims	Total

Opening assets	-	-	-	-

Opening liabilities	21,055	-	-	21,055

Net balance, on January 1, 2023	21,055	-	-	21,055

Insurance revenue	(64)	-	-	(64)

Incurred claims and other insurance service expenses	-	-	36	36

Insurance service expenses	-	-	36	36

Investment components	(2,417)	-	2,418	-

Insurance service result	(2,481)	-	2,453	(28)

Insurance finance (income) / expenses (P&L and OCI)	1,921	-	-	1,921

Cash flows	423	-	(2,453)	(2,030)

Other movements	172	-	-	172

Net exchange differences	503	-	-	503

Net closing balance, on December 31, 2023	21,594	-	-	21,594

Closing assets	-	-	-	-
Closing liabilities	21,594	-	-	21,594

29.2.2 Movement schedules by measurement component

Insurance contracts not measured under PAA - by component	Best estimate liability	Risk adjustment	Contractual service margin	Total

Opening assets	475	(286)	(4)	185

Opening liabilities	166,036	3,251	8,120	177,407

Net opening balance, on January 1, 2024	165,562	3,537	8,124	177,222

Changes in estimates that adjust contractual service margin	(317)	(131)	448	-

Changes in estimates that result in (a reversal of) onerous contracts	1,063	1	-	1,064

New contracts issued – non-onerous	(648)	102	546	-

New contracts issued – onerous	36	18	-	54

Changes that relate to future service	134	(10)	994	1,118

Earnings released from contractual service margin	-	-	(958)	(958)

Release of risk adjustment	-	(305)	-	(305)

Experience adjustments on current service	101	-	-	101

Revenue recognized for incurred policyholder tax expenses	2	-	-	2

Changes that relate to current service	103	(305)	(958)	(1,160)

Experience adjustments on claims incurred	15	(1)	-	14
Changes that relate to past service	15	(1)	-	14

Insurance service result	252	(315)	36	(27)

General model

Interest accreted to insurance contracts	2,693	178	225	3,096

Changes in interest rates and other financial assumptions	(1,910)	(11)	-	(1,921)

Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates	121	-	-	121

Variable fee approach

Change in fair value of the underlying assets of products with direct participating features	12,719	-	-	12,719

Change in fulfilment value of products with direct participating features not recognized in CSM due to risk mitigation option	(2,029)	-	-	(2,029)

Insurance finance (income) / expenses	11,594	167	225	11,986

Premiums received	15,377	-	-	15,377

Claims, benefits and expenses paid	(26,274)	-	-	(26,274)

Acquisition costs paid	(963)	-	-	(963)

Other	(32)	-	-	(32)

Cash flows	(11,892)	-	-	(11,892)

Contracts disposed during the period	(128)	-	43	(85)

Transfers to disposal groups	(14)	6	6	(3)

Other	(4)	-	-	(4)

Other movements	(147)	6	48	(92)

Net exchange differences	10,242	224	529	10,996

Net closing balance, on December 31, 2024	175,611	3,618	8,964	188,193

Closing assets	452	(323)	(5)	125

Closing liabilities	176,063	3,295	8,959	188,318

Insurance contracts not measured under PAA - by component	Best estimate liability	Risk adjustment	Contractual service margin	Total

Opening assets	100	-	(64)	36

Opening liabilities	163,381	3,436	8,865	175,681

Net opening balance, on January 1, 2023	163,280	3,435	8,929	175,645

Changes in estimates that adjust contractual service margin	(204)	380	(176)	-

Changes in estimates that result in (a reversal of) onerous contracts	974	51	-	1,025

New contracts issued – non-onerous	(563)	90	473	-

New contracts issued – onerous	38	22	-	60

Changes that relate to future service	245	542	297	1,084

Earnings released from contractual service margin	-	-	(952)	(952)

Release of risk adjustment	-	(345)	-	(345)

Experience adjustments on current service	75	-	-	75

Revenue recognized for incurred policyholder tax expenses	(15)	-	-	(15)

Changes that relate to current service	60	(345)	(952)	(1,238)

Experience adjustments on claims incurred	17	-	-	17

Changes that relate to past service	17	-	-	17

Insurance service result	322	197	(656)	(137)

General model

Interest accreted to insurance contracts	2,680	195	223	3,098

Changes in interest rates and other financial assumptions	1,573	14	-	1,587

Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates	425	(4)	-	421

Variable fee approach

Change in fair value of the underlying assets of products with direct participating features	13,730	-	-	13,730

Change in fulfilment value of products with direct participating features not recognized in CSM due to risk mitigation option	(1,493)	-	-	(1,493)

Insurance finance (income) / expenses	16,915	205	223	17,343

Premiums received	14,203	-	-	14,203

Claims, benefits and expenses paid	(23,862)	-	-	(23,862)

Acquisition costs paid	(936)	-	-	(936)

Other	(30)	-	-	(30)

Cash flows	(10,624)	-	-	(10,624)

Contracts disposed during the period	(283)	(5)	(59)	(347)

Transfers to disposal groups	(59)	(197)	(89)	(345)

Other	41	-	(21)	20

Transfer (to)/from other headings	(511)	(1)	(1)	(512)

Other movements	(811)	(203)	(169)	(1,184)

Net exchange differences	(3,520)	(98)	(203)	(3,821)

Net closing balance, on December 31, 2023	165,562	3,537	8,124	177,222

Closing assets	475	(286)	(4)	185

Closing liabilities	166,036	3,251	8,120	177,407

Reinsurance contracts held - Movement schedule by component, no PAA	Best estimate liability	Risk adjustment	Contractual service margin	Total

Opening assets	16,184	423	(7)	16,601

Opening liabilities	1,024	(332)	(85)	608

Net opening balance, on January 1, 2024	15,160	755	78	15,993

Changes in estimates that adjust the contractual service margin	(152)	(11)	163	-

Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	462	38	(46)	454

New reinsurance contracts issued / acquired recognized in the year	(11)	4	8	1

Changes that relate to future service	299	31	125	455

CSM recognized for service received	-	-	(14)	(14)

Release of risk adjustment	-	(83)	-	(83)

Experience adjustment on current service	(36)	-	-	(36)

Changes that relate to current service	(36)	(83)	(14)	(133)

Experience adjustment on claims component	3	-	-	3

Changes that relate to past service	3	-	-	3

Net income/expenses of reinsurance held	266	(52)	111	325

Reinsurance finance income / (expenses)	31	36	(12)	55

Premiums paid, net of received fixed commission	1,341	-	-	1,341

Amounts received	(3,209)	-	-	(3,209)

Other	(1)	-	-	(1)

Cash flows	(1,869)	-	-	(1,869)

Reinsurance contracts disposed in the year	(64)	-	34	(30)

Other movements	207	5	14	226

Other movements	143	5	48	196

Net exchange difference	949	50	12	1,011

Net closing balance, on December 31, 2024	14,681	794	237	15,712

Closing assets	15,374	433	208	16,015

Closing liabilities	693	(361)	(29)	303

Reinsurance contracts held - Movement schedule by component, no PAA	Best estimate liability	Risk adjustment	Contractual service margin	Total

Opening assets	16,233	1,010	(309)	16,934

Opening liabilities	371	101	(202)	270

Net opening balance, on January 1, 2023	15,862	909	(107)	16,664

Changes in estimates that adjust the contractual service margin	(3)	6	(4)	-

Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	477	67	6	550

New reinsurance contracts issued / acquired recognized in the year	(330)	42	271	(17)

Initial recognition of onerous underlying contracts	-	-	12	12

Changes that relate to future service	144	114	286	544

CSM recognized for service received	-	-	(26)	(26)

Release of risk adjustment	-	(118)	-	(118)

Experience adjustment on current service	(217)	-	-	(217)

Changes that relate to current service	(217)	(118)	(26)	(361)

Experience adjustment on claims component	(2)	-	-	(2)

Changes that relate to past service	(2)	-	-	(2)

Net income/expenses of reinsurance held	(76)	(3)	260	181

Reinsurance finance income / (expenses)	1,013	48	(13)	1,048

Premiums paid, net of received fixed commission	2,642	-	-	2,642

Amounts received	(3,622)	-	-	(3,622)

Cash flows	(979)	-	-	(979)

Other movements	(132)	(176)	(63)	(371)

Other movements	(132)	(176)	(63)	(371)

Net exchange difference	(528)	(23)	2	(550)

Net closing balance, on December 31, 2023	15,160	755	78	15,993

Closing assets	16,184	423	(7)	16,601

Closing liabilities	1,024	(332)	(85)	608

Investment contracts with DPF - by component	Best estimate liability	Risk adjustment	Contractual service margin	Total

Opening assets	-	-	-	-

Opening liabilities	21,285	128	180	21,594

Net balance, on January 1, 2024	21,285	128	180	21,594

Changes in estimates that adjust contractual service margin	(70)	(7)	76	-

Changes that relate to future service	(70)	(7)	76	-

Earnings released from contractual service margin	-	-	(33)	(33)

Release of risk adjustment	-	(14)	-	(14)

Experience adjustments on current service	11	-	-	11

Changes that relate to current service	11	(14)	(33)	(37)

Changes that relate to past service	-	-	-	-

Insurance service result	(59)	(21)	43	(37)

Variable fee approach

Change in fair value of the underlying assets of products with direct participating features	2,270	-	-	2,270

Insurance finance (income) / expenses	2,270	-	-	2,270

Premiums received	470	-	-	470

Claims, benefits and expenses paid	(2,995)	-	-	(2,995)

Cash flows	(2,525)	-	-	(2,525)

Other	-	-	-	-

Other movements	-	-	-	-

Net exchange differences	1,015	6	10	1,030

Net closing balance, on December 31, 2024	21,987	112	233	22,332

Closing assets	-	-	-	-

Closing liabilities	21,987	112	233	22,332

Investment contracts with DPF - by component	Best estimate liability	Risk adjustment	Contractual service margin	Total

Opening assets	-	-	-	-

Opening liabilities	20,874	109	72	21,055

Net balance, on January 1, 2023	20,874	109	72	21,055

Changes in estimates that adjust contractual service margin	(152)	31	121	-

Changes that relate to future service	(152)	31	121	-

Earnings released from contractual service margin	-	-	(17)	(17)

Release of risk adjustment	-	(15)	-	(15)

Experience adjustments on current service	4	-	-	4

Changes that relate to current service	4	(15)	(17)	(28)

Changes that relate to past service	-	-	-	-

Insurance service result	(148)	16	104	(28)

Variable fee approach

Change in fair value of the underlying assets of products with direct participating features	1,921	-	-	1,921

Insurance finance (income) / expenses	1,921	-	-	1,921

Premiums received	475	-	-	475

Claims, benefits and expenses paid	(2,506)	-	-	(2,506)

Cash flows	(2,030)	-	-	(2,030)

Other	170	-	1	172

Other movements	170	-	1	172

Net exchange differences	498	3	2	503

Net closing balance, on December 31, 2023	21,285	128	180	21,594

Closing assets	-	-	-	-

Closing liabilities	21,285	128	180	21,594

29.2.3 New contracts recognized
New insurance contracts recognized, no PAA

	2024

New contracts recognized	Issued non-onerous contracts	Issued onerous contracts	Total

Present value of cash inflows	(5,363)	(861)	(6,225)

Present value of cash outflows, excl. acquisition costs	4,715	897	5,612

Risk adjustment for non-financial risk	102	18	120

Contractual service margin	546	-	546

(Gain) / loss recognized on initial recognition	-	54	54

	2023

New contracts recognized	Issued non-onerous contracts	Issued onerous contracts	Total

Present value of cash inflows	(5,155)	(545)	(5,701)

Present value of cash outflows, excl. acquisition costs	4,593	583	5,176

Risk adjustment for non-financial risk	90	22	112

Contractual service margin	473	-	473

(Gain) / loss recognized on initial recognition	-	60	60
New reinsurance contracts recognized, no PAA

2024	Reinsurance contracts

Present value of cash inflows	54

Present value of cash outflows	(65)

Risk adjustment for non-financial risk	4

Contractual service margin	8

Income recognized on initial recognition	1

2023

Present value of cash inflows	201

Present value of cash outflows	(531)

Risk adjustment for non-financial risk	42

Contractual service margin	271

Income recognized on initial recognition	(17)
29.2.4 Maturity analysis contractual service margin

	2024	2023

Maturity analysis CSM insurance contracts, no PAA	Discounted CSM	Discounted CSM

<1 year	922	839

1-2 years	832	756

2-3 years	752	684

3-4 years	679	618

4-5 years	614	559

5-10 years	2,261	2,071

10-20 years	2,009	1,850

> 20 years	896	748

On December 31	8,964	8,124

	2024	2023

Maturity analysis CSM reinsurance contracts held, no PAA	Discounted CSM	Discounted CSM

< 1yr	-	8

1 < 2 yrs	1	7

2 < 3 yrs	4	6

3 < 4 yrs	6	6

4 < 5 yrs	7	5

5 < 10 yrs	49	18

10 - 20 yrs	106	17

> 20 yrs	63	12

On December 31	237	78

29.2.5 Movement schedules contractual service margin by transition method
Contractual service margin recognized on contracts
in-force
on the transition date to IFRS 17

	Insurance contracts						Investment contracts with DPF				Reinsurance contracts held

	MRA	1	FVA	2	Other	Total CSM	MRA	FVA	Other	Total CSM	MRA	FVA	Other	Total CSM

On January 1, 2024	1,557		4,000		2,568	8,124	-	180	-	180	-	(149)	227	78

Changes in estimates that adjust CSM	(26)		523		(48)	448	-	76	-	76	-	192	(30)	163

Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	-		-		-	-	-	-	-	-	-	(46)	(1)	(46)

New contracts issued: non-onerous	-		-		546	546	-	-	-	-	-	-	9	9

Earnings released from contractual service margin	(174)		(492)		(292)	(958)	-	(33)	-	(33)	-	18	(32)	(14)

Insurance finance income / (expense)	5		146		74	225	-	-	-	-	-	(25)	13	(12)

Cash flow - contracts disposed	-		43		-	43	-	-	-	-	-	34	-	34

Net exchange differences	95		270		164	529	-	10	-	10	-	(2)	14	12

Other	-		5		-	6	-	-	-	-	-	5	9	14

On December 31, 2024	1,457		4,494		3,013	8,964	-	233	-	233	-	28	208	237

1	MRA: Modified Retrospective Approach
2	FVA: Fair Value Approach

	Insurance contracts						Investment contracts with DPF				Reinsurance contracts held

	MRA	1	FVA	2	Other	Total CSM	MRA	FVA	Other	Total CSM	MRA	FVA	Other	Total CSM

On January 1, 2023	1,836		4,673		2,420	8,929	-	72	-	72	1	(129)	21	(107)

Changes in estimates that adjust CSM	(40)		(105)		(32)	(176)	-	121	-	121	-	11	(14)	(4)

Changes in estimates that relate to losses and reversals of losses on underlying onerous contracts	-		-		-	-	-	-	-	-	-	4	2	6

New contracts issued: non-onerous	-		-		473	473	-	-	-	-	-	-	283	283

Earnings released from contractual service margin	(191)		(498)		(264)	(952)	-	(17)	-	(17)	-	9	(34)	(26)

Insurance finance income / (expense)	8		159		57	223	-	-	-	-	-	(21)	8	(13)

Cash flow - contracts disposed	-		(59)		-	(59)	-	-	-	-	-	-	-	-

Net exchange differences	(57)		(128)		(17)	(203)	-	2	-	2	-	6	(5)	2

Other	1		(42)		(68)	(110)	-	1	-	1	-	(30)	(33)	(63)

On December 31, 2023	1,557		4,000		2,568	8,124	-	180	-	180	-	(149)	227	78

1	MRA: Modified Retrospective Approach
2	FVA: Fair Value Approach
Other in the 2023 table above relates to derecognition of liabilities following the completion of the transaction with a.s.r.
Transition
Changes in accounting policies resulting from the adoption of IFRS 17 in 2023 were applied retrospectively, to the extent practicable. Aegon considered the full retrospective approach to be impracticable when its application required hindsight, for example in setting historical assumptions, or if the required historical input data could not be made available within reasonable efforts. The latter was, for example, concluded when information was no longer available electronically and incorporating it into the IFRS 17 reporting process was expected to cause high costs and efforts.
If the retrospective application of IFRS 17 to a group of contracts was impracticable, either the modified retrospective approach or the fair value approach was applied. The modified retrospective approach may only be applied if there is reasonable and supportable information available to do so. For groups of contracts that in principle were eligible for both the modified retrospective and the fair value approach, the most appropriate transition method was elected based on a mix of operational and financial considerations.
Notwithstanding the foregoing, Aegon applied the fair value approach to some groups of contracts with direct participating features, to which it could have applied IFRS 17 fully retrospectively. These were groups of contracts for which Aegon had mitigated financial risk prior to transition using derivatives, other financial instruments classified as fair value through profit or loss, and reinsurance contracts, and to which risk mitigation has been applied prospectively from the transition date.

Fair value approach
Under the fair value approach, the carrying amount of a group of insurance contracts at transition is determined in accordance with IFRS 13 Fair Value Measurement but with the exclusion of the guidance on demand features. The difference between the fair value and the fulfillment cash flows at the transaction date is recognized as the contractual service margin.
In estimating the fair value of insurance contracts for the transition to IFRS 17, Aegon applied a methodology whereby the estimated future cash flows were adjusted for known differences between the IFRS 17 and market valuation methodologies (such as the inclusion of investment expenses for all product types) and the risk adjustment was recalculated at a higher confidence level to reflect the additional compensation that a market participant would require for financial risk and the remaining contractual services that need to be provided. Where possible, the results were compared to market-observable transactions, such as recent reinsurance transactions entered into by Aegon and sales transactions of insurance portfolios and businesses.
For contracts that transitioned to IFRS 17 under the fair value approach, the following assessments were generally performed at the original contract inception date, with a limited number of products being assessed at the transition date:
•	Assessment whether an insurance contract met the definition of an insurance contract with direct participating features;
•	Assessment whether an investment contract met the definition of an investment contract with discretionary participating features; and
•	Identification of discretionary cash flows for insurance contracts without direct participating features.
The grouping of contracts to which the fair value approach is applied has been performed at the transition date. The contracts were grouped together in portfolios in accordance with IFRS 9 and IFRS 17 (as per January 1, 2023). None of the contracts were identified as being onerous at transition. The identified groups of contracts were not further segmented into cohorts based on issue date.
The discount rates at which interest is accrued to the contractual service margin and at which changes in non-financial
assumptions are recognized for groups of contracts without direct participating features have also been set at the transition date.
Modified retrospective approach
The objective of a modified retrospective approach is to reach the closest outcome to the full retrospective approach using reasonable and supportable information that can be obtained without undue cost or effort. Aegon applied the modified retrospective approach to groups of contracts for which the fair value approach was not the preferred transition approach, by working back from the transition date to the date of initial recognition to gather the necessary information. Only where the information could not be made available without undue effort were modifications applied as allowed under IFRS 17.
For all contracts that transitioned to IFRS 17 under the modified retrospective approach, sufficient information was available to perform the contract classifications at the original contract inception date.
The grouping of contracts was performed on the original contract inception date, or if there was a lack of reasonable and supportable information, on the transition date. Contracts were grouped into cohorts not exceeding 12 months.
None of the contracts to which the modified retrospective approach was applied were identified as being onerous at initial inception.
Modifications applied to contracts without direct participating features
To determine the contractual service margin at transition for groups of contracts without direct participating features, Aegon first estimated the contractual service margin at the original inception date. The contractual service margin at inception was then rolled forward to the transition date by deducting the estimated amount that would have been released for services provided prior to transition.
In order to attribute past calendar-year cash flows (including acquisition cash flows) to issue year cohorts, appropriate allocation keys were set by cash flow type based on the information available. Examples include accumulated premiums in force and (first year) account values.

The calculation of the fulfillment cash flows at inception and the subsequent accretion of interest to the contractual service margin of a group of contracts required the use of historical discount rates. In principle, Aegon determines IFRS 17 discount rates using a hybrid approach based on risk-free rates plus an illiquidity premium based on expected asset returns. Where the necessary asset portfolio data was not or no longer available, an appropriate observable yield curve plus a spread adjustment was applied to approximate historical discount rates. For cohorts that exceed 12 months, weighted-average historical discount rates were applied. The weighting was based on sales volumes, or where not available, on the expected coverage units at inception.
The modified retrospective calculations were based on the assumption that Aegon had not previously prepared interim financial statements, unless sufficient information existed to roll the contractual service margin forward with Aegon’s historical reporting frequency.
Modifications applied to contracts with direct participating features
To determine the contractual service margin at transition for a group of insurance contracts with direct participating features, Aegon first estimated the total contractual service margin for all services to be provided for that group of contracts. It then deducted the estimated amount that would have been released for services provided prior to the transition date.
The total contractual service margin for all services to be provided was estimated by taking the fair value of the underlying items at the transition date minus the fulfillment cash flows at that date and adjusting it for:
•	Amounts charged to policyholders prior to the transition date;
•	Excess claims and expenses paid in this period, including acquisition costs; and
•	The estimated change in the risk adjustment for non-financial risk caused by the release of risk before the transition date.
Calendar year cash flows were attributed to issue years using allocation keys that were appropriate for the cash flow types, based on available information (for example, account value, and for excess claims paid, the net amount at risk). In estimating the change in the risk adjustment for non-financial
risk prior to the transition date, the projected risk adjustment pattern for newly issued cohorts of similar products were deemed an appropriate proxy for previous years.
The amount released for services provided prior to transition was determined by multiplying the adjusted total contractual service margin by the ratio of the coverage units served prior to transition and the total coverage units expected to be provided over the lifetime of the group of contracts.
Other comprehensive income
Under IFRS 17, Aegon has elected to disaggregate the insurance finance income or expenses between profit or loss and OCI for certain groups of contracts without direct participating features that are issued in the Americas and Asia. The balance recognized in OCI has been determined retrospectively where possible, or alternatively, has been set to nil at the transition date. The latter applies, for example, to the fixed deferred annuities, indexed universal life and other life insurance products with indirect participating features issued in the Americas.
Aegon also no longer applies shadow accounting which, ignoring the impact of any reclassifications of investments discussed below, has had a positive impact on the carrying amount of revaluation reserves presented in OCI.
29.2.6 Investments and other assets allocated to contracts that were not transitioned fully retrospectively
On transition to IFRS 17, amounts were recognized in the revaluation reserve for insurance contracts, investment contracts with discretionary features and reinsurance contracts held using the modified retrospective approach and/or the fair value approach.

Part of the assets backing these groups of insurance contracts are measured at fair value through other comprehensive income. The movement in the period in the cumulative amount recognized in OCI for these assets is reflected in the table below:

Assets backing up

Insurance contracts

On January 1, 2024	(1,147)

Gross revaluation	(1,125)

Net gains/(losses) transferred to income statement	(62)

Foreign currency translation differences	(115)

Tax effect	233

Other	86

On December 31, 2024	(2,131)

Assets backing up

Insurance contracts

On January 1, 2023	(2,375)

Gross revaluation	1,137

Net gains/(losses) transferred to income statement	309

Foreign currency translation differences	55

Tax effect	(322)

Other	47

On December 31, 2023	(1,147)
Of the Gross revaluation, EUR 1,073 million was unrealized loss through equity (2023: gain of EUR 1,211 million). The Net gains/(losses) transferred to the income statement include EUR 56 million due to transfer disposal (2023: EUR 437 million).
29.3 Critical judgments and estimates
29.3.1 Fulfilment cash flows
The fulfillment cash flows comprise:
•	Estimates of future cash flows;
•	An adjustment to reflect time value of money and the financial risks related to future cash flows, to the extent that the financial risks are not included in the estimates of future cash flows and
•	A risk adjustment for non-financial risk.
Each measurement element requires the use of significant judgment and estimates.
29.3.1.1 Valuation methods
Aegon’s objective in estimating future cash flows is to determine a range of scenarios that reflects the likely possible outcomes. Each scenario specifies the amount and timing of the cash flows for a particular outcome, and the estimated probability of that outcome. The cash flows from each scenario are discounted and weighted by the estimated probability of that outcome to derive an expected present value.
When determining the expected value of the full range of possible outcomes, the objective is to incorporate all reasonable and supportable information available without undue cost or effort in an unbiased way, rather than to identify every possible scenario. In some cases, relatively simple modeling provides an answer within an acceptable range of precision. In other cases, more complex valuation methods are required to satisfy the measurement objective. For example, if cash flows reflect a series of interrelated (implicit or explicit) options and respond in a non-linear
fashion to changes in economic conditions, then Aegon often uses stochastic modeling techniques to estimate the expected present value. Stochastic modeling involves projecting future cash flows under a large number of possible economic scenarios for market variables such as interest rates and equity returns. Other methods that are used to measure non-linear
cash flows include closed-form solutions and replicating portfolio techniques.
29.3.1.2 Actuarial assumptions
When estimating future cash flows, Aegon sets actuarial assumptions for underwriting risk including policy claims (such as mortality, longevity, or morbidity), policyholder behavior (such as lapses, surrender of policies or partial withdrawals), and property & casualty loss ratios and expenses. Actuarial assumptions are reviewed annually, with the exception of expense assumptions, which might be updated more frequently as a result of the quarterly monitoring of actual expenses.

Underwriting assumptions
Mortality tables are generally developed and applied based on a blend of company experience and industry wide studies, taking into consideration product characteristics, own risk selection criteria, target market and past experience. Mortality experience is monitored through regular studies, the results of which are fed into the pricing cycle for new products and reflected in the liability calculation for in-force
groups of contracts where appropriate. For contracts insuring survivorship or mortality, allowance is made for further longevity or mortality improvements. Morbidity assumptions are based on own claims severity and frequency experience, adjusted where appropriate for industry information. Industry surveys are used for judgment-based assumptions, such as morbidity improvement and cost of long-term care (LTC) inflation.
Surrender and lapse rates depend on product features, policy duration, and external circumstances such as the interest rate environment and competitor behavior. For policies where policyholders are expected to have a financial incentive to choose a favorable lapse timing based on the market conditions, a dynamic lapse assumption is utilized to reflect expected policyholder behavior when applying multiple scenarios in measurement. Own experience, as well as industry-published data, is used to establish assumptions. Lapse experience is correlated to mortality and morbidity levels, as higher or lower levels of surrenders may indicate future claims will be higher or lower than anticipated. Such correlations are accounted for in the mortality and morbidity assumptions based on the emerging analysis of experience.
Policyholder benefits that are directly linked to asset performance are projected at rates that are consistent with the discount rates applied. For cash flows like crediting rates, the projected cash flows reflect how the reporting unit would determine crediting rates in a given scenario based on the Group’s crediting policies. Other management actions are taken into account to the extent that they are part of Aegon’s regular policies and procedures.
Given that Aegon applies the premium allocation approach to most of its non-life
insurance business, actuarial assumptions related to (ultimate) loss ratio assumptions only impact the fulfillment cash flows for onerous groups of contracts with remaining coverage and for contracts with incurred claims. Aegon uses a range of loss reserving techniques to estimate (ultimate) claims ratios, using historical claims development data as well as market observable inputs. Large-ticket reported claims are assessed on an individual basis.
Expense assumptions
Expenses that are attributable to the fulfillment cash flows include acquisition expenses, maintenance expenses, and claims settlement costs, as well as overhead costs that Aegon considers to be unavoidable when fulfilling the in-force
contracts. Investment expenses are included in the fulfillment cash flows for contracts that provide investment-related or investment-return services, as well as for contracts where Aegon performs investment activities that enhance the policyholders’ benefits from insurance coverage. Aegon’s expense assumptions are based on the current level of expenses, adjusted for future expense inflation and the impact of known one-off
projects (such as planned cost-saving initiatives or projects to implement additional regulatory reporting requirements). In not-at-scale
units, further adjustment is made to reflect a long-term scale of business.
When allocating the attributable expenses to groups of contracts, Aegon leverages allocation approaches used for pricing or regulatory reporting. Where IFRS requires a greater level of granularity, additional allocation keys are applied that have been defined based on, for example, further expense studies. The expense inflation assumption is split into a financial component that is calibrated to market observables and a non-financial
component that is set as an actuarial assumption. The
non-financial
component of the expense inflation assumption represents the estimated difference between general market inflation implied by the market and expense inflation that is specific to Aegon’s product characteristics. Some inflation assumptions (such as LTC utilization and health medical inflation in the Americas) do not include a financial component but are entirely set as an actuarial assumption, given that they are weakly correlated with general inflation indices and there is no hedge market for such rates.
Discount rates and other financial assumptions
Aegon adjusts the estimated future cash flows of a group of contracts to reflect the time value of money and the financial risks related to those cash flows, to the extent that the financial risks are not included in the estimates of cash flows.
The discount rates applied to the estimates of the future cash flows:
•	Reflect the time value of money, the characteristics of the cash flows and the liquidity characteristics of the insurance contracts;
•	Are consistent with observable current market prices (if any) for financial instruments with cash flows whose characteristics are consistent with those of the insurance contracts, in terms of, for example, timing, currency, and liquidity; and
•	Exclude the effect of factors that influence observable market prices but do not affect the future cash flows of the insurance contracts.

No implicit adjustments for
non-financial
risks are included in the discount rates, as the risk adjustment for non-financial
risks is explicitly included in the fulfillment cash flows.
When determining the discount rates at the date of initial recognition of a group of contracts, Aegon uses weighted-average discount rates over the period that contracts in that group are issued.
IFRS explicitly mentions two calibration options for the discount rate, namely the
“top-down
approach” and
“bottom-up”
approach. Aegon has generalized both approaches into a direct discounting technique in which discount rates are determined as the sum of the risk-free rate plus a percentage of the illiquidity premium (ILP). The ILP is an extra spread that an investor can earn by investing in a security that offers limited or no ability for the investor to exit the investment prior to its maturity. If an insurance liability is illiquid (meaning that the policyholder has limited or no ability to cash it in prior to maturity or contingency-based payment), the liability is discounted at a rate that includes an ILP because illiquid assets (earning an illiquidity premium) may be purchased to back or replicate that liability.
Risk-free yield curve
Aegon has identified various rates available in the EUR, GBP and USD markets that can be used as a basis for the risk-free yield curve, including EURIBOR swap rates for EUR, reformed Sterling Overnight Index Average (SONIA) for GBP, and Secured Overnight Funding Rates (SOFR) and US Treasury rates for USD. EURIBOR rates are adjusted for credit risk by subtracting a credit risk allowance. No adjustment is made to overnight swap rates and US Treasury rates, as the credit risk of these instruments is deemed negligible.
A full risk-free yield curve is derived by first interpolating between tenors for which market data is available, and then extrapolating the yield curve beyond market observable maturities. Discount rates converge linearly in 10 years to an ultimate forward rate. A uniform last liquid point for EUR and USD is set at 30 years, GBP is set at 50 years. The ultimate forward rates reflect a long-term view on nominal interest rates and is set by management per currency, considering expected real interest rates and long-term inflation together with the current market environment. The ultimate forward rates have been reviewed as part of the annual Group economic assumptions update and revised to 3.40% effective December 31, 2024 (December 31, 2023: common level of 3.45%).
Aegon reviews the risk-free last liquid point and ultimate forward rates quarterly which, although expected to be infrequent, may lead to assumption updates if there are significant changes in market conditions.

Yield curves (zero coupon rates excluding ILP) December 31, 2024	1 year	5 years	10 years	15 years	20 years	30 years

EUR	2.24%	2.15%	2.27%	2.33%	2.26%	2.00%

GBP	4.46%	4.04%	4.07%	4.23%	4.30%	4.23%

USD	4.24%	4.46%	4.67%	4.89%	5.05%	4.82%

Yield curves (zero coupon rates excluding ILP) December 31, 2023	1 year	5 years	10 years	15 years	20 years	30 years

EUR	3.36%	2.33%	2.39%	2.47%	2.40%	2.18%

GBP	4.74%	3.35%	3.28%	3.40%	3.43%	3.35%

USD	4.83%	3.89%	3.90%	4.00%	4.39%	4.00%
Illiquidity premium (ILP)
Aegon sets ILPs at the level of the reporting unit or major business unit, reflecting how it manages the investments and ALM risk for the given block of liabilities. For example, in the United States, Aegon has set ILPs by lines of business which has resulted in 11 ILP curves. For each unit, an ILP curve is constructed that is based on the market-observables returns on a reference portfolio of assets. The reference portfolio is based on the unit’s actual holdings or investment policy target mix of fixed-interest securities except for single premium products with the need to link returns to the actual asset mix, or products with needs of frequent hedging to cover guarantees where Aegon may choose to allow for short-term deviations from the target to be included. The reference portfolio excludes alternative investments (such as equities and real estate investments).
To derive the ILP curve for respective lines of business, market observable spreads are sourced and adjusted for expected and unexpected default losses. The ILP is based on the weighted average of these adjusted spreads using the line of business reference portfolio.

The full ILP curve is derived by interpolating between the observable tenors and then extrapolating the yield linearly beyond the ILP last liquid point to the ultimate forward ILP. The last liquid point can be set separately for each duration bucket or, as a practical simplification, as a single point in time for the entire reference portfolio. The ultimate forward spread is set based on the historical 50th percentile spread adjusted for expected and unexpected default losses.
Aegon uses the expected default loss from historical default data plus an adjustment for default risk premium. The adjustment for the default risk premium or the unexpected default loss is calculated by applying 30% on top of the expected default, which is based on the management’s judgment.
Aegon updates the reference portfolio quarterly, and the ILP last liquid point and ILP ultimate forward rate are revised accordingly. The most significant products of Aegon Ltd. are presented below. These ILP curves are added to the risk-free yields of the currency in which the cash flows of the products are denominated.

ILP per portfolio, December 31, 2024	Country	1 year	5 years	10 years	15 years	20 years	30 years

Fixed Deferred Annuity	US	0.80%	0.88%	1.00%	1.14%	1.14%	1.15%

Indexed Universal Life	US	0.90%	1.02%	1.09%	1.22%	1.21%	1.22%

Long-Term Care	US	0.72%	0.73%	0.77%	1.06%	1.14%	1.28%

Traditional Life	US	0.75%	0.77%	0.80%	1.09%	1.15%	1.26%

Universal Life	US	0.76%	0.79%	0.81%	1.05%	1.11%	1.24%

Variable Annuities	US	0.55%	0.63%	0.64%	0.65%	0.64%	0.66%

Annuities	UK	0.98%	0.98%	0.98%	0.98%	0.98%	0.96%

Individual Protection	UK	0.47%	0.47%	0.47%	0.47%	0.47%	0.45%

ILP per portfolio, December 31, 2023	Country	1 year	5 years	10 years	15 years	20 years	30 years

Fixed Deferred Annuity	US	1.15%	1.21%	1.12%	1.11%	1.11%	1.11%

Indexed Universal Life	US	1.20%	1.24%	1.20%	1.18%	1.18%	1.21%

Long-Term Care	US	0.97%	0.98%	0.98%	1.15%	1.20%	1.30%

Traditional Life	US	0.99%	1.01%	1.02%	1.15%	1.19%	1.28%

Universal Life	US	1.01%	1.03%	1.02%	1.13%	1.17%	1.26%

Variable Annuities	US	0.69%	0.69%	0.68%	0.67%	0.64%	0.67%

Annuities	UK	0.89%	0.89%	0.89%	0.89%	0.89%	0.76%

Individual Protection	UK	0.49%	0.49%	0.49%	0.49%	0.49%	0.40%
Illiquidity factor
The illiquidity factor reflects the liquidity characteristics of a certain group of insurance contracts. Groups of contracts whose cash flows are not dependent on the underlying assets are assigned an illiquidity factor of 100%. Groups of contracts for which the cash flows predominantly vary with the underlying assets are assigned an illiquidity factor of 0%. For example, Aegon UK does not apply an illiquidity factor to the Unit Linked products. For a few products that include both types of cash flows, such as US variable annuity products with guaranteed minimum withdrawal benefits, a combination of 100% and 0% ILP is used.
Other significant financial assumptions
Interest rate volatilities are modeled based on swaption prices, in line with current market pricing.
Risk adjustment for
non-financial
risk
The risk adjustment for
non-financial
risk is included explicitly as a separate component of the fulfillment cash flows. It reflects the compensation that Aegon requires for bearing the uncertainty about the amount and timing of the cash flows that arises from non-financial
risk as it fulfils insurance contracts.
The
non-financial
risks considered include mortality, morbidity, policyholder behavior, expense, and product specific operational risk.
Non-financial
risks that do not arise from the insurance contracts, such as general operational risk, are not reflected in the risk adjustment. The risk adjustment reflects both the risk that actual experience differs from the best estimate assumption used to project future cash flows due to mis-estimation
(parameter risk), as well as the risk of random fluctuations around the true estimates (contagion risk).
Diversification benefits are recognized at the Group level. To align with market practice, Aegon only reflects the degree of diversification between non-financial
risks, and contrary to its pricing methodology, ignores diversification benefits between financial and non-financial
risks. Diversification effects include the impact of reinsurance ceded, as well as insurance contracts classified as held for sale.

Aegon generally applies a simplified confidence interval technique which estimates the risk adjustment for non-financial
risk using a confidence level (probability of sufficiency) approach at the 80th percentile. Under this approach, a probability distribution is assumed for each particular risk and the amount above the expected present value of future cash flows determined (using a shock factor). The impacts for each risk are then aggregated using a correlation matrix, reflecting diversification between the various non-financial
risk types. For some products, Aegon measures contagion risk using the Conditional Tail Expectation technique at the 75th percentile. Regardless of the technique applied, the confidence interval is computed across the entire product lifetime in order to fully reflect the risk.
Changes in methods and inputs used to measure fulfillment cash flows
Actuarial assumptions are reviewed periodically in the second quarter for the United States and in the fourth quarter for Europe and Asia, based on historical experience, observable market data, including market transactions such as acquisitions and reinsurance transactions, anticipated trends, and legislative changes. Similarly, the models and systems used for determining our liabilities and reinsurance assets are reviewed periodically, and if deemed necessary, updated based on emerging best practice and available technology.
During 2024, Aegon implemented actuarial assumption and model updates which are mainly related to Aegon’s business in the Americas.
Assumption updates
(non-financial
assumptions) are absorbed in the CSM where there are sufficient balances. The change in CSM will impact the amount amortized in the current period and all prospective periods. The total pre-tax
impact of
non-financial
assumption changes at the end of 2024 is a EUR 489 million increase in liabilities. Most of the impact was related to updated mortality assumptions for Protection Solutions and Financial Assets lines of business, where the book has been experiencing volatile and unfavorable claims experience. As a result, the universal life and individual life products are now mainly onerous, however there is a limited impact on total liabilities as it is offset by the movements in CSM.
Aegon did not make any significant changes to the contract boundaries in the current reporting period, nor did it update the approaches used to determine the discount rate or estimate the risk adjustment for non-financial
risk.
29.3.2 Relevant other significant judgments
In addition to the judgments and estimates made in measuring the fulfillment cash flows that are described above, other significant judgments are applied in determining:
•	The relative weighting of coverage units when multiple services are provided;
•	The non-distinct investment component, which is excluded from insurance revenue; and
•	The adjustment for nonperformance risk that is applied to reinsurance contracts held.
29.3.2.1 Weighting of coverage units
Often one single metric can be defined that captures multiple services provided under one contract. Different approaches are used by Aegon when assessing the relative weighting of the benefits of different services. In some cases, the weighting is done in a way that directly flows from the composition of the benefits under the contract. For example, for a life insurance product with an account value that can be surrendered, coverage units can be based on the total death benefit as this amount comprises both the account value (investment service) and the excess death benefits (insurance service). In other cases, significant judgment is required. For example, for US long-term care insurance products, multiple drivers impact the maximum daily benefit to which a policyholder could be entitled. To reflect this, the coverage unit is computed using a combination of the initial allowed benefit, the benefit period, as well as adjustments for any inflation protection and if the policy is paid-up
on the contingent
non-forfeiture
option.
29.3.2.2 Investment component
Aegon reports insurance revenue and insurance service expenses excluding non-distinct
investment components. An investment component is defined as the amount that an insurance contract requires Aegon to repay to a policyholder, even if the insured event does not occur.
Aegon determines the investment component when a claim is incurred as an amount is released from the liability for remaining coverage. When doing so it considers which payments would have been possible immediately prior to the claims date. For example, a payment might have needed to be made to the policyholder in light of policy surrender, the uptake of a policy loan or the partial withdrawal, or the transfer of an insurance policy to another insurer. The investment component is defined net of any penalty or similar charges.

29.3.2.3 Adjustment to reinsurance contracts held for
non-performance
risk
The nonperformance risk by the reinsurer is based on Aegon’s credit exposure, net of collateral, and the perceived counterparty default risk. In assessing the credit exposure, Aegon takes into account treaty provisions for non-performance,
such as the automatic recapture of the reinsured business on default of the reinsurer.
When estimating a reinsurer’s default risk, Aegon considers the current financial condition and credit standing of the reinsurer, expert judgment specific to the local reinsurance market and historical data (such as Moody’s loss given default rates). The ultimate adjustment reflects the risk of potential reinsurance counterparty failure due to default (i.e. credit events), as well as disputes resulting in reduced payments and the potential for current conditions to change over time.
29.4 Underwriting risk
Aegon’s earnings depend significantly upon the extent to which actual claims experience differs from the assumptions used in setting the prices for products and establishing the technical liabilities and liabilities for claims. To the extent that actual claims experience is less favorable than the underlying assumptions used in establishing such liabilities, income would be reduced. Furthermore, if these higher claims were part of a permanent trend, Aegon may be required to change best estimate assumptions for future claims which could increase the required reserves for these future claims, which could reduce income. In addition, certain acquisition costs related to the sale of new policies and the purchase of policies already in force have been recorded as assets on the statement of financial position and are being amortized into the income statement over time. If the assumptions relating to the future profitability of these policies (such as future claims, investment income and expenses) are not realized, the amortization of these costs could be accelerated and may even require write-offs should there be an expectation of unrecoverability. This could have a materially adverse effect on Aegon’s business, results of operations and financial condition.
Sources of underwriting risk include policyholder behavior (such as lapses, surrender of policies or partial withdrawals), policy claims (such as mortality, longevity or morbidity) and expenses. For some product lines, Aegon is at risk if policy lapses increase as sometimes Aegon is unable to fully recover upfront expenses in selling a product despite the presence of commission recoveries or surrender charges and fees. There are also products where Aegon is at risk if lapses decrease; for example where this would result in a higher utilization rate of product guarantees. For mortality and morbidity risk, Aegon sells certain types of policies that are at risk if mortality or morbidity increases, such as term life insurance and accident insurance, Aegon also sells certain types of policies that are at risk if mortality decreases (longevity risk) such as annuity products. Aegon is also at risk if expenses are higher than the expenses assumed beforehand by management and that were priced into the products.
Aegon monitors and manages its underwriting risk by underwriting risk type. Attribution analysis is performed on earnings and reserve movements in order to understand the source of any material variation in actual results from what was expected. Aegon’s units also perform experience studies for underwriting risk assumptions, comparing Aegon’s experience to industry experience as well as combining Aegon’s experience and industry experience based on the depth of the history of each source to Aegon’s underwriting assumptions. Where policy charges are flexible in products, Aegon uses these analyses as the basis for modifying these charges, with a view to maintaining a balance between policyholder and shareholder interests. Aegon also has the ability to reduce expense levels over time, thus mitigating unfavorable expense variation.
Another way to mitigate underwriting risk is through reinsurance. Aegon uses reinsurance to primarily manage and diversify risk, limit volatility, improve capital positions, limit maximum losses and gain access to reinsurer support. While the objectives and use can vary by region due to local market considerations and product offerings, the use of reinsurance is coordinated and monitored globally.
The key areas where reinsurance is used is to reduce our exposure to mortality and morbidity risk primarily through a combination of quota-share and excess of loss reinsurance. Also, excess of loss reinsurance is used to limit the Group’s exposure to large losses on non-life
business.
In order to minimize its reinsurer default exposure, Aegon regularly monitors the creditworthiness of its reinsurers, and where appropriate, arranges additional protection through letters of credit, trust agreements and over-collateralization. For certain agreements, funds are withheld for investment rather than relying on the reinsurer to meet investment expectations. Default exposure is further reduced by using multiple reinsurers within certain reinsurance agreements.
External reinsurance counterparties are, in general, major global reinsurers. At the same time, local reinsurers are utilized to ensure a balance for local capacity and diversification.

Concentration of underwriting risk	Americas	United Kingdom	International	Total

Insurance contracts

Direct participating contracts	74,446	43,744	219	118,409

Without direct participation contracts	63,210	595	6,021	69,825

Investment contracts with DPF

Direct participating contracts	-	22,332	-	22,332

On December 31, 2024	137,655	66,671	6,239	210,565

Concentration of underwriting risk	Americas	United Kingdom	International	Total

Insurance contracts

Direct participating contracts	70,436	39,687	193	110,315

Without direct participation contracts	59,873	642	6,432	66,946

Investment contracts with DPF

Direct participating contracts	-	21,594	-	21,594

On December 31, 2023	130,308	61,922	6,625	198,855
Sensitivity analysis of net result, shareholders’ equity and CSM to changes in various underwriting risks
Sensitivity analysis of net result, shareholders’ equity and CSM to various underwriting risks is shown in the following table. Aegon’s best estimate assumptions already include our view of expected future developments and the sensitivities represent an increase or decrease of lapse rates, mortality rates and morbidity rates, compared to Aegon’s best estimate assumptions. These underwriting sensitivities were run using a permanent shock applied to all of Aegon’s products, exposed to an increase or a decrease in the corresponding rates. Due to the nature of IFRS and how changes in assumptions are absorbed by the CSM while a contract is not onerous, but are reflected in the net result if it is onerous, it is possible that the results of opposite sensitivities seem counterintuitive.
In 2024, the increase in the sensitivities on net result (net of reinsurance) and consequently on shareholder’s equity was primarily driven by the impacts of the assumptions updates. These updates led to a rise in onerous cohorts, specifically in the Life portfolio of the Protection Solutions and Financial Assets businesses, affecting the net result (changes in the best estimate liabilities) rather than the CSM. The new onerous cohorts also contributed to the change in direction for the Lapse sensitivities on the contracts without direct participation. Additionally, a model update for the Individual Life contracts to no longer stress the lapses after the end of the term period, reduced the benefit of lower lapses on these blocks. The reduction in CSM sensitivity is also due to the increase in onerous cohorts.

	2024

	On net result		On shareholders’ equity		On CSM

Estimated approximate effect	Gross of reinsurance	Net of reinsurance	Gross of reinsurance	Net of reinsurance	Gross of reinsurance	Net of reinsurance

Without direct participation contracts

20% increase in lapse rates	(3)	32	28	61	18	(9)

20% decrease in lapse rates	(22)	(29)	(54)	(59)	30	26

5% increase in mortality rates	(648)	(236)	(623)	(205)	201	186

5% decrease in mortality rates	551	183	517	146	(115)	(142)

10% increase in morbidity rates	(145)	(141)	(156)	(143)	(860)	(769)

10% decrease in morbidity rates	63	60	76	63	1,018	919

5% increase in expenses	(27)	(27)	(25)	(25)	(126)	(126)

5% decrease in expenses	26	26	24	24	127	127

Direct participating contracts

20% increase in lapse rates	123	110	59	81	(307)	(473)

20% decrease in lapse rates	(179)	(9)	(112)	22	445	459

5% increase in mortality rates	(278)	(213)	(208)	(138)	(592)	(298)

5% decrease in mortality rates	237	233	164	158	652	277

10% increase in morbidity rates	(2)	(2)	(2)	(2)	2	2

10% decrease in morbidity rates	(2)	(2)	(2)	(2)	2	2

5% increase in expenses	(42)	(42)	(22)	(23)	(238)	(236)

5% decrease in expenses	36	36	15	16	246	244

Non-life contracts

10% increase in claims	(6)	(5)	(9)	(6)	-	-

10% decrease in claims	6	5	9	6	-	-

	2023

	On net result		On shareholders’ equity		On CSM

Estimated approximate effect	Gross of reinsurance	Net of reinsurance	Gross of reinsurance	Net of reinsurance	Gross of reinsurance	Net of reinsurance

Without direct participation contracts

20% increase in lapse rates	(95)	(58)	(43)	(7)	(126)	(151)

20% decrease in lapse rates	57	35	41	18	117	169

5% increase in mortality rates	(520)	(87)	(443)	(19)	(86)	11

5% decrease in mortality rates	419	11	338	(62)	177	55

10% increase in morbidity rates	(139)	(138)	(153)	(152)	(759)	(746)

10% decrease in morbidity rates	53	53	75	77	908	894

5% increase in expenses	(14)	(12)	(12)	(10)	(133)	(134)

5% decrease in expenses	36	36	35	35	163	164

Direct participating contracts

20% increase in lapse rates	55	48	56	58	(32)	(336)

20% decrease in lapse rates	(70)	(53)	(65)	(62)	123	428

5% increase in mortality rates	(84)	(78)	(71)	(67)	(699)	(314)

5% decrease in mortality rates	(5)	(16)	(15)	(23)	835	436

10% increase in morbidity rates	-	-	-	-	-	-

10% decrease in morbidity rates	-	-	-	-	-	-

5% increase in expenses	(13)	(13)	(13)	(14)	(205)	(201)

5% decrease in expenses	12	12	13	13	206	203

Non-life contracts

10% increase in claims	(6)	(5)	(8)	(6)	-	-

10% decrease in claims	6	5	9	6	-	-
29.5 Risk mitigation
Aegon has chosen to apply the risk mitigation option and recognize changes in fulfillment value of products with direct participating features, for example Variable Annuity products issued in the Americas or by Aegon UK, in the P&L and OCI, instead of adjusting the CSM. The adjustment to the CSM that would otherwise have been made on December 31, 2024 is EUR 2,020 million (2023: EUR 1,476 million). For more details on the change in the fulfillment cash flows relating to the hedged position see note
20 Derivatives
and for the split between P&L and OCI, see note
9 Insurance net investment result
.